FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information about financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Cash settled deferred share units	$ 8.9	$ 3.8
Total [Member]
Disclosure of fair value measurement of assets [line items]
Other investments	1.0	1.1
Trade receivables	20.6	3.3
Derivative assets	9.1
Total financial assets	30.7	4.4
Cash settled deferred share units	8.9	3.8
Derivative liability	130.3	26.9
Copper stream liability	44.7
Contingent payment	8.8
Total financial liabilities	192.7	30.7
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Other investments	0.9	1.1
Trade receivables	0.0	0.0
Derivative assets	0.0
Total financial assets	0.9	1.1
Cash settled deferred share units	8.9	3.8
Derivative liability	0.0	0.0
Copper stream liability	0.0
Contingent payment	0.0
Total financial liabilities	8.9	3.8
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Other investments	0.0	0.0
Trade receivables	20.6	3.3
Derivative assets	1.1
Total financial assets	21.7	3.3
Cash settled deferred share units	0.0	0.0
Derivative liability	130.3	26.9
Copper stream liability	0.0
Contingent payment	0.0
Total financial liabilities	130.3	26.9
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Other investments	0.1	0.0
Trade receivables	0.0	0.0
Derivative assets	8.0
Total financial assets	8.1	0.0
Cash settled deferred share units	0.0	0.0
Derivative liability	0.0	0.0
Copper stream liability	44.7
Contingent payment	8.8
Total financial liabilities	$ 53.5	$ 0.0